Investment Objectives and Goals	Mar. 31, 2026
Cambria Global Shareholder Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA GLOBAL SHAREHOLDER YIELD ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Global Shareholder Yield ETF (the “Fund”) seeks income and capital appreciation.
Cambria Tax Aware ETF
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA TAX AWARE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Tax Aware ETF (the “Fund”) seeks to provide a tax-efficient investment return consisting of capital appreciation.
Cambria Endowment Style ETF
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA ENDOWMENT STYLE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Endowment Style ETF (the “Fund”) seeks income and capital appreciation.
Cambria Global EW ETF
Prospectus [Line Items]
Risk/Return [Heading]	CAMBRIA GLOBAL EW ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cambria Global EW ETF (the “Fund”) seeks to achieve capital appreciation.